Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	27 Share-based payments The Rio Tinto plc and Rio Tinto Limited share-based incentive plans are as follows.
UK Share Plan
The fair values of Matching and Free share awards are the market value of the shares on the date of award. The awards are settled in equity.
Equity Incentive Plan
Since 2018, all long-term incentive awards have been granted under the 2018 Equity Incentive Plans which allow for awards in the form of
Performance Share Awards (PSA), Management Share Awards
(MSA) and Bonus Deferral Awards (BDA) to be granted. In general, these awards will be settled in equity, including the dividends accumulated from date of award to vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.
Performance Share Awards
The vesting of these awards is dependent on service conditions being met; performance conditions apply.
Awards granted in previous years (since 2018) are subject to a Total
Shareholder Return (TSR) performance condition. Awards granted in
2024 are subject to both a TSR performance condition (80%
weighting), and a decarbonisation measure (20% weighting). The fair value of the awards subject to a TSR performance condition is calculated using a Monte Carlo simulation model. For the part of the awards subject to a decarbonisation target, as this is a non-market related performance condition, the fair value is reviewed at each accounting date, based on the prevailing projected outcome.
Forfeitures prior to vesting are assumed at 5% per annum of
outstanding awards (2023: 5% per annum).
Management Share Awards
The vesting of these awards is dependent on service conditions being met; no performance conditions apply.
The fair value of each award on the day of grant is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 7% per annum of outstanding awards (2023: 7% per
annum).
Bonus Deferral Awards
Bonus Deferral Awards provide for the mandatory deferral of 50% of the bonuses for Executive Directors and Executive Committee
members.
The vesting of these awards is dependent only on service conditions being met. The fair value of each award is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 3%
per annum of outstanding awards (2023: 3% per annum).
Global Employee Share Plans
The Global Employee Share Plans were re-approved by shareholders in 2021. Under these plans, the companies provide a Matching share award for each Investment share purchased by a participant. The vesting of Matching awards is dependent on service conditions being met and the continued holding of Investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each Matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% (5% per annum) for estimated cancellations (caused by employees withdrawing their
Investment shares prior to vesting) in addition to a deduction for forfeitures prior to vesting which are assumed at 5% per annum of outstanding awards (2023: 5% per annum).
The PSA, MSA, BDA and awards under the Global Employee Share
Plans and UK Share Plan together represent 100% (2023: 100%) of the total IFRS 2 “Share-based Payment” charge for Rio Tinto plc and
Rio Tinto Limited plans in 2024.
Recognition and measurement
These plans are accounted for in accordance with the fair value recognition provisions of IFRS 2.
The fair value of the Group’s share plans is recognised as an expense over the expected vesting period with an offset to retained earnings for Rio Tinto plc plans and to other reserves for Rio Tinto Limited plans.
The Group uses fair values provided by independent actuaries calculated using a Monte Carlo simulation model where required.
The terms of each plan are considered at the balance sheet date to determine whether the plan should be accounted for as equity-settled or cash-settled. The Group does not operate any material plans as cash-settled although certain awards can be settled in cash at the discretion of the Directors or where settling awards in equity is challenging or prohibited by local laws and regulations. The value of these awards is immaterial.
The Group’s equity-settled share plans are settled either by the issuance of shares by the relevant parent company; the purchase of shares on market; or the use of shares held in treasury. If the cost of shares acquired to satisfy the plans differs from the expense charged, the difference is taken to retained earnings or other reserves, as appropriate.
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-
settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2024 US$m	2023 US$m	2022 US$m	2024 US$m	2023 US$m
Equity-settled awards	170	140	117	–	–
Cash-settled awards	2	4	5	5	6
Total	172	144	122	5	6
27 Share-based payments continued
Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2024 number	Weighted average fair value at grant date 2024 £	2023 number	Weighted average fair value at grant date 2023 £	2024 number	Weighted average fair value at grant date 2024 A$	2023 number	Weighted average fair value at grant date 2023 A$
Unvested awards at 1 January	2,596,811	24.34	2,903,449	24.36	1,011,192	54.74	1,040,240	52.51
Awarded	1,077,110	28.22	562,747	28.40	579,982	67.34	287,714	61.66
Forfeited	(77,417)	27.33	(166,376)	27.94	(35,737)	60.05	(28,789)	51.91
Failed performance conditions	(38,101)	24.68	–	–	(11,058)	54.55	–	–
Vested	(801,809)	24.52	(703,009)	26.84	(175,600)	54.55	(287,973)	53.88
Unvested awards at 31 December	2,756,594	25.71	2,596,811	24.34	1,368,779	59.97	1,011,192	54.74

	Rio Tinto plc awards				Rio Tinto Limited awards
	2024 number	Weighted average share price at vesting 2024 £	2023 number	Weighted average share price at vesting 2023 £	2024 number	Weighted average share price at vesting 2024 A$	2023 number	Weighted average share price at vesting 2023 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	924,836	51.12	767,439	59.21	143,996	124.24	238,405	122.58
Vested awards settled in cash during the year (including dividend shares applied on vesting)	111,446	51.70	181,492	58.36	83,388	124.36	140,690	123.40
In addition to the equity-settled awards shown above, there were 41,164 Rio Tinto plc and 25,792 Rio Tinto Limited cash-settled awards outstanding at 31 December 2024 (2023: 24,365 Rio Tinto plc and 19,881 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2024 was US$1 million (2023: US$1 million).
Management Share Awards, Bonus Deferral Awards (granted under the Equity Incentive Plans), Global Employee
Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2024 number	Weighted average fair value at grant date 2024 £	2023 number	Weighted average fair value at grant date 2023 £	2024 number	Weighted average fair value at grant date 2024 A$	2023 number	Weighted average fair value at grant date 2023 A$
Unvested awards at 1 January(b)	2,810,128	50.36	2,585,679	47.22	2,580,993	103.11	2,340,705	95.27
Awarded	1,360,676	46.54	1,298,578	49.59	1,189,754	110.96	1,159,498	107.86
Forfeited	(115,973)	47.67	(113,473)	57.02	(152,069)	106.75	(144,531)	102.40
Cancelled	(94,111)	44.97	(71,160)	46.21	(70,514)	98.85	(61,993)	93.15
Vested	(909,986)	52.00	(889,496)	39.59	(767,686)	105.79	(712,686)	86.09
Unvested awards at 31 December(b)	3,050,734	48.43	2,810,128	50.36	2,780,478	105.64	2,580,993	103.11
Comprising:
–Management Share Awards	1,337,860	52.10	1,321,207	54.05	1,228,291	115.71	1,211,757	113.03
–Bonus Deferral Awards	74,844	50.75	102,388	55.64	39,652	117.82	56,597	113.90
–Global Employee Share Plan	1,593,851	45.11	1,350,559	46.22	1,512,535	97.14	1,312,639	93.50
–UK Share Plan	44,179	53.25	35,974	54.68	–	–	–	–
Unvested awards at 31 December(b)	3,050,734	48.43	2,810,128	50.36	2,780,478	105.64	2,580,993	103.11
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2024 number	Weighted average share price at vesting 2024 £	2023 number	Weighted average share price at vesting 2023 £	2024 number	Weighted average share price at vesting 2024 A$	2023 number	Weighted average share price at vesting 2023 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
–Management Share Awards	569,907	51.97	537,748	57.86	458,429	123.92	476,813	121.87
–Bonus Deferral Awards	90,422	50.18	87,475	55.43	44,477	119.53	23,569	123.91
–Global Employee Share Plan	431,973	51.59	493,187	55.05	401,915	120.73	374,232	118.12
–UK Share Plan	7,403	51.56	6,791	53.28	–	–	–	–
Vested awards settled in cash during the year (including dividend shares applied on vesting):
–Bonus Deferral Awards	–	–	–	–	–	–	–	–
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
In addition to the equity-settled awards shown above, there were 88,637 Rio Tinto plc and 5,232 Rio Tinto Limited cash-settled awards outstanding at 31 December 2024 (2023: 90,331 Rio Tinto plc and 7,913 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2024 was US$4 million (2023: US$5 million).